Company Financial Statements (Parent Company Only) - Consolidated Statement of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities	¥ (2,012,343)	¥ 956,164	¥ (8,232,376)
Cash flows from investing activities
Maturity (placement) of term deposits	(2,984,153)	5,441,363	11,922,171
Cash paid for long-term investments	(144,237)	(188,681)	(618,814)
Maturities of derivative assets or derivative liabilities	0	0	10,752
Net cash provided by (used in) investing activities	(1,255,099)	631,168	4,845,966
Cash flows from financing activities
Payments of listing expenses	0	0	(1,830)
Net cash provided by financing activities	669,321	8,015,247	6,003,835
Effects of exchange rate changes on cash, cash equivalents and restricted cash	35,736	(14,576)	461,740
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,562,385)	9,588,003	3,079,165
Cash, cash equivalents and restricted cash at beginning of the year	24,302,049	14,714,046	11,634,881
Cash, cash equivalents and restricted cash at end of the year	21,739,664	24,302,049	14,714,046
Parent [Member]
Cash flows from operating activities	683,003	520,066	175,195
Cash flows from investing activities
Maturity (placement) of term deposits	(1,961,056)	4,164,149	3,099,780
Investment in equity investees	(2,257,875)	(5,306,987)	(6,934,426)
Cash paid for long-term investments	(144,192)	(188,681)	(409,363)
Maturities of derivative assets or derivative liabilities	0	0	10,752
Net cash provided by (used in) investing activities	(4,363,123)	(1,331,519)	(4,233,257)
Cash flows from financing activities
Payments of listing expenses	0	0	(1,830)
Proceeds from issuance of ordinary shares to Volkswagen	0	5,019,599	0
Net cash provided by financing activities	0	5,019,599	(1,830)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	143,808	27,795	500,454
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,536,312)	4,235,941	(3,559,438)
Cash, cash equivalents and restricted cash at beginning of the year	5,187,597	951,656	4,511,094
Cash, cash equivalents and restricted cash at end of the year	¥ 1,651,285	¥ 5,187,597	¥ 951,656